UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22881
American Funds Developing World Growth and Income Fund
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Hong T. Le
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
November 30
Date of reporting period:
May 31, 2024
ITEM 1 - Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds® Developing World Growth and Income Fund
Class 529-A | CDWAX
for the six months ended May 31, 2024
This semi-annual shareholder report contains important information about American Funds Developing World Growth and Income Fund for the period from December 1, 2023 to May 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 64	1.24% *

*Annualized
Key fund
statistics
Fund net assets (in millions)	$ 1,902
Total number of portfolio holdings	144
Portfolio turnover rate	26%
Por
tfolio holdings by sector
(p
erce
nt
of
net assets)

Availability
of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
,
or
contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ASRX-100-0724 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds® Developing World Growth and Income Fund
Class 529-C | CDWCX
for the six months ended May 31, 2024
This semi-annual shareholder report contains important information about American Funds Developing World Growth and Income Fund for the period from December 1, 2023 to May 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 104	2.03% *

*Annualized
Key fund statistics
Fund net assets (in millions)	$ 1,902
Total number of portfolio holdings	144
Portfolio turnover rate	26%
Portfolio holdings by sector
(
percent
of net ass
ets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important
information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CSRX-100-0724 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds® Developing World Growth and Income Fund
Class 529-E
| CDWEX
for the six months ended May 31, 2024
This semi-annual shareholder report contains important information about American Funds Developing World Growth and Income Fund for the period from December 1, 2023 to May 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 72	1.40% *

*Annualized
Key fund statistics
Fund net assets (in millions)	$ 1,902
Total number of portfolio holdings	144
Portfolio turnover rate	26%
Portfolio holdings by sector
(percent of net asse
ts)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple
accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ESRX-100-0724 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds® Developing World Growth and Income Fund
Class 529-F-1 |
CDWF
X
for the six months ended May 31, 2024
This semi-annual shareholder report contains important information about American Funds Developing World Growth and Income Fund for the period from December 1, 2023 to May 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 50	0.98% *

*Annualized
Key fund statistics
Fund net assets (in millions)	$ 1,902
Total number of portfolio holdings	144
Portfolio turnover rate	26%
Portfolio
holdings by sector
(percent of net
assets
)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FSRX-100-0724 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds® Developing World Growth and Income Fund
Class 529-F-2 | FWDDX
for the six months ended May 31, 2024
This semi-annual shareholder report contains important information about American Funds Developing World Growth and Income Fund for the period from December 1, 2023 to May 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 46	0.90% *

*Annualized
Key fund statistics
Fund net assets (in millions)	$ 1,902
Total number of portfolio holdings	144
Portfolio turnover rate	26%
Portfolio holdings by sector
(percent of net
assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders
with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XSRX-100-0724 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds® Developing World Growth and Income Fund
Class 529-F-3 | FWDGX
for the six months ended May 31, 2024
This semi-annual shareholder report contains important information about American Funds Developing World Growth and Income Fund for the period from December 1, 2023 to May 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 44	0.85% *

*Annualized
Key fund statistics
Fund net assets (in millions)	$ 1,902
Total number of portfolio holdings	144
Portfolio turnover rate	26%
Portfolio holdings by sector
(percent of net
assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YSRX-100-0724 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds® Developing World Growth and Income Fund
Class 529-T | TWDGX
for the six months ended May 31, 2024
This semi-annual shareholder report contains important information about American Funds Developing World Growth and Income Fund for the period from December 1, 2023 to May 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 53	1.03% *

*Annualized
Key fund statistics
Fund net assets (in millions)	$ 1,902
Total number of portfolio holdings	144
Portfolio turnover rate	26%
Portfolio holdings by sector
(percent of net a
ssets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important
information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TSRX-100-0724 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds® Developing World Growth and Income Fund
Class A | DWGAX
for the six months ended May 31, 2024
This semi-annual shareholder report contains important information about American Funds Developing World Growth and Income Fund for the period from December 1, 2023 to May 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 63	1.23% *

*Annualized
Key fund statistics
Fund net assets (i n millions)	$ 1,902
Total number of portfolio holdings	144
Portfolio turnover rate	26%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-100-0724 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds® Developing World Growth and Income Fund
Class C | DWGCX
for the six months ended May 31, 2024
This semi-annual shareholder report contains important information about American Funds Developing World Growth and Income Fund for the period from December 1, 2023 to May 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 102	1.99% *

*Annualized
Key fund statistics
Fund net assets (in millions)	$ 1,902
Total number of portfolio holdings	144
Portfolio turnover rate	26%
Portfolio holdings by sector
(percent of net as
sets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-100-0724 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds® Developing World Growth and Income Fund
Class F-1 | DWGFX
for the six months ended May 31, 2024
This semi-annual shareholder report contains important information about American Funds Developing World Growth and Income Fund for the period from December 1, 2023 to May 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 60	1.16% *

*Annualized
Key fund statistics
Fund net assets (in millions)	$ 1,902
Total number of portfolio holdings	144
Portfolio turnover rate	26%
Portfolio holdings by sector
(percent of net as
sets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-100-0724 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds® Developing World Growth and Income Fund
Class F-2 | DWGHX
for the six months ended May 31, 2024
This semi-annual shareholder report contains important information about American Funds Developing World Growth and Income Fund for the period from December 1, 2023 to May 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 46	0.89% *

*Annualized
Key fund statistics
Fund net assets (in millions)	$ 1,902
Total number of portfolio holdings	144
Portfolio turnover rate	26%
Portfolio
holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-100-0724 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds® Developing World Growth and Income Fund
Class F-3 | FDWGX
for the six months ended May 31, 2024
This semi-annual shareholder report contains important information about American Funds Developing World Growth and Income Fund for the period from December 1, 2023 to May 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 40	0.78% *

*Annualized
Key fund statistics
Fund net assets (in millions)	$ 1,902
Total number of portfolio holdings	144
Portfolio turnover rate	26%
Portfolio
holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-100-0724 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds® Developing World Growth and Income Fund
Class R-1 | RDWAX
for the six months ended May 31, 2024
This semi-annual shareholder report contains important information about American Funds Developing World Growth and Income Fund for the period from December 1, 2023 to May 31, 2024. You can find additional information about the fund at
capitalgroup.com
/mutual-fund-literature-R1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 97	1.88% *

*Annualized
Key fund statistics
Fund net assets (in millions )	$ 1,902
Total number of portfolio holdings	144
Portfolio turnover rate	26%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-100-0724 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds® Developing World Growth and Income Fund
Class R-2 | RDWBX
for the six months ended May 31, 2024
This semi-annual shareholder report contains important information about American Funds Developing World Growth and Income Fund for the period from December 1, 2023 to May 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 95	1.85% *

*Annualized
Key fund statistics
Fund net assets (in millions )	$ 1,902
Total number of portfolio holdings	144
Portfolio turnover rate	26%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-100-0724 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds® Developing World Growth and Income Fund
Class R-2E | RDEGX
for the six months ended May 31, 2024
This semi-annual shareholder report contains important information about American Funds Developing World Growth and Income Fund for the period from December 1, 2023 to May 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 80	1.56% *

*Annualized
Key fund statistics
Fund net assets (in millions )	$ 1,902
Total number of portfolio holdings	144
Portfolio turnover rate	26%
Portfolio holdings by sector
(percent of net
assets
)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-100-0724 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds® Developing World Growth and Income Fund
Class R-3 | RDWCX
for the six months ended May 31, 2024
This semi-annual shareholder report contains important information about American Funds Developing World Growth and Income Fund for the period from December 1, 2023 to May 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10
,0
00 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 73	1.42% *

*Annualized
Key fund sta
ti
stics
Fund net assets (in millions)	$ 1,902
Total number of portfolio holdings	144
Portfolio turnover rate	26%
Portfolio holdings by sector
(percent of
ne
t assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-100-0724 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds® Developing World Growth and Income Fund
Class R-4 | RDWEX
for the six months ended May 31, 2024
This semi-annual shareholder report contains important information about American Funds Developing World Growth and Income Fund for the period from December 1, 2023 to May 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six m
o
nths?
(based on a hypo
t
hetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 58	1.12% *

*Annualized
Key fund
statistics
Fund net assets (in millions)	$ 1,902
Total number of portfolio holdings	144
Portfolio turnover rate	26%
Portfolio holdings by sector
(percent of net assets)
Availability of addit
i
onal information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-100-0724 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds® Developing World Growth and Income Fund
Class R-5 | RDWFX
for the six months ended May 31, 2024
This semi-annual shareholder report contains important information about American Funds Developing World Growth and Income Fund for the period from December 1, 2023 to May 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000
in
ve
st
ment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 43	0.83% *

*Annu
al
ized
Key fund statistics
Fund net assets (in millions)	$ 1,902
Total number of portfolio holdings	144
Portfolio turnover rate	26%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents wil
l be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5SRX-100-0724 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds® Developing World Growth and Income Fund
Class R-5E | RDWHX
for the six months ended May 31, 2024
This semi-annual shareholder report contains important information about American Funds Developing World Growth and Income Fund for the period from December 1, 2023 to May 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based
o
n a hypothetical $10,000 i
n
vestment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 48	0.93% *

*Annualized
Key fund statistics
Fund net assets (in millions)	$ 1,902
Total number of portfolio holdings	144
Portfolio turnover rate	26%
Po
rtfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-100-0724 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds® Developing World Growth and Income Fund
Class R-6 | RDWGX
for the six months ended May 31, 2024
This semi-annual shareholder report contains important information about American Funds Developing World Growth and Income Fund for the period from December 1, 2023 to May 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six mon
t
hs?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 40	0.78% *

*Annualized
Key fund statistics
Fund net assets (in millions)	$ 1,902
Total number of portfolio holdings	144
Portfolio turnover rate	26%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of
mo
st shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-100-0724 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds® Developing World Growth and Income Fund
Class T | TDWGX
for the six months ended May 31, 2024
This semi-annual shareholder report contains important information about American Funds Developing World Growth and Income Fund for the period from December 1, 2023 to May 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 50	0.98% *

*Annualized
Key fund statistics
Fund net assets (in millions)	$ 1,902
Total number of portfolio holdings	144
Portfolio turnover rate	26%
Portfolio holdings by sector
(percent o
f
net assets)
Availability of additional informati
o
n
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTSRX-100-0724 © 2024 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

American Funds® Developing World Growth and Income Fund
Financial Statements and Other Information
N-CSR Items 7-11
for the six months ended May 31, 2024
Lit. No. MFGEFP2-100-0724 © 2024 Capital Group. All rights reserved.

Investment portfolio May 31, 2024unaudited

Common stocks 95.46%		Shares	Value (000)
Financials 25.65%
	Hana Financial Group, Inc.	1,239,016	$55,054
	AIA Group, Ltd.	6,325,767	49,167
	Ping An Insurance (Group) Company of China, Ltd., Class H	9,450,700	48,094
	ICICI Bank, Ltd.	1,867,441	25,212
	ICICI Bank, Ltd. (ADR)	263,767	7,053
	Halyk Savings Bank of Kazakhstan OJSC (GDR)[1]	859,742	15,445
	Halyk Savings Bank of Kazakhstan OJSC (GDR)	732,006	13,150
	Grupo Financiero Banorte, SAB de CV, Series O	2,609,449	24,819
	Bank Central Asia Tbk PT	43,188,300	24,570
	Cholamandalam Investment and Finance Co., Ltd.	1,606,285	24,068
	Nova Ljubljanska Banka dd (GDR)	926,698	23,309
	Hong Kong Exchanges and Clearing, Ltd.	589,800	19,949
	BDO Unibank, Inc.	8,678,910	19,283
	360 ONE WAM, Ltd.	1,895,277	17,835
	Asia Commercial Joint Stock Bank	15,868,505	16,449
	Bank Mandiri (Persero) Tbk PT	39,596,606	14,367
	Patria Investments, Ltd., Class A	996,310	12,952
	HDFC Bank, Ltd.	636,726	11,668
	Discovery, Ltd.	1,565,871	9,150
	Guaranty Trust Holding Co. PLC	307,903,264	8,261
	Erste Group Bank AG	147,631	7,254
	Industrial and Commercial Bank of China, Ltd., Class H	11,787,000	6,677
	KB Financial Group, Inc.	112,541	6,435
	Banco Bilbao Vizcaya Argentaria, SA	474,600	5,165
	Kotak Mahindra Bank, Ltd.	223,200	4,523
	Power Finance Corp., Ltd.[2]	745,883	4,385
	Akbank TAS	1,951,378	4,018
	Angel One, Ltd.	113,861	3,390
	City Union Bank, Ltd.	1,305,600	2,242
	Shriram Finance, Ltd.	72,604	2,050
	REC, Ltd.[2]	275,024	1,782
	HDFC Life Insurance Co., Ltd.	12	— [3]
	Moscow Exchange MICEX-RTS PJSC[4]	2,020,003	— [3]
	Sberbank of Russia PJSC[4]	17,138,527	— [3]
			487,776

Information technology 13.96%
	Taiwan Semiconductor Manufacturing Co., Ltd.	4,918,100	124,131
	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	176,670	26,684
	Capgemini SE	95,940	19,440
	E Ink Holdings, Inc.	2,702,000	18,280
	Samsung Electronics Co., Ltd.	315,570	16,905
	Tokyo Electron, Ltd.	73,800	15,916
	SK hynix, Inc.	77,705	10,647
	Advantech Co., Ltd.	858,000	9,336
	ASML Holding NV	9,610	9,213
	Coforge, Ltd.	140,500	8,382
	Infosys, Ltd.	385,000	6,483
			265,417

Communication services 13.01%
	Tencent Holdings, Ltd.	1,567,902	72,735
	NetEase, Inc.	1,003,200	17,798
	NetEase, Inc. (ADR)	186,210	16,578
	MTN Group, Ltd.	5,955,347	26,473
	Bharti Airtel, Ltd.	1,386,184	22,843
	TIM SA	4,928,288	14,886
	Singapore Telecommunications, Ltd.	7,719,700	14,220
	PT Surya Citra Media Tbk	1,455,690,100	13,477
	América Móvil, SAB de CV, Class B (ADR)	677,945	12,569
	Airtel Africa PLC	7,535,900	11,813
	KT Corp.	361,480	9,543

1	American Funds Developing World Growth and Income Fund

Common stocks (continued)		Shares	Value (000)
Communication services (continued)
	Indosat Tbk PT	9,799,800	$6,164
	Telkom Indonesia (Persero) Tbk PT, Class B	32,764,700	5,847
	Indus Towers, Ltd.[2]	589,808	2,462
			247,408

Consumer discretionary 9.77%
	H World Group, Ltd. (ADR)	891,493	33,190
	MakeMyTrip, Ltd.[2]	315,945	23,882
	MercadoLibre, Inc.[2]	10,622	18,329
	BYD Co., Ltd., Class A2	361,786	11,465
	BYD Co., Ltd., Class H	201,000	5,654
	Shenzhou International Group Holdings, Ltd.	1,483,900	14,893
	Lojas Renner SA	5,779,553	14,441
	Li Ning Co., Ltd.	3,544,000	9,256
	Midea Group Co., Ltd., Class A	962,190	8,603
	Trip.com Group, Ltd. (ADR)[2]	151,600	7,809
	Bloomberry Resorts Corp.[2]	40,161,200	7,277
	Coupang, Inc., Class A2	294,585	6,699
	China Tourism Group Duty Free Corp., Ltd., Class H5	528,350	4,228
	China Tourism Group Duty Free Corp., Ltd., Class A	102,090	1,002
	Suzuki Motor Corp.	425,600	5,058
	Nien Made Enterprise Co., Ltd.	424,000	4,596
	Magazine Luiza SA2	1,888,198	4,455
	Galaxy Entertainment Group, Ltd.	604,000	2,908
	Maruti Suzuki India, Ltd.	10,409	1,552
	Mitra Adiperkasa Tbk PT	7,545,600	591
			185,888

Industrials 8.30%
	International Container Terminal Services, Inc.	3,729,670	21,811
	Grupo Aeroportuario del Pacífico, SAB de CV, Class B	923,361	17,373
	Jiangsu Hengli Hydraulic Co., Ltd., Class A	2,322,121	15,928
	Shenzhen Inovance Technology Co., Ltd., Class A	1,846,125	14,783
	Airbus SE, non-registered shares	82,528	14,011
	CCR SA, ordinary nominative shares	5,988,128	13,730
	Grupo Aeroportuario del Centro Norte, SAB de CV, Series B	1,202,657	12,277
	Contemporary Amperex Technology Co., Ltd., Class A	447,211	12,231
	SM Investments Corp.	809,110	12,060
	AirTAC International Group	261,700	8,270
	Larsen & Toubro, Ltd.	162,131	7,155
	Haitian International Holdings, Ltd.	1,765,000	5,391
	Wizz Air Holdings PLC[2]	93,457	2,784
			157,804

Consumer staples 8.10%
	Varun Beverages, Ltd.	1,256,941	21,570
	Godrej Consumer Products, Ltd.	1,169,976	17,782
	Kweichow Moutai Co., Ltd., Class A	72,973	16,624
	Indofood CBP Sukses Makmur Tbk PT	22,194,000	13,311
	Philip Morris International, Inc.	105,800	10,726
	United Spirits, Ltd.	753,900	10,477
	KT&G Corp.	168,533	10,183
	First Pacific Co., Ltd.	21,001,033	10,080
	Fomento Económico Mexicano, SAB de CV	855,900	9,814
	Kimberly-Clark de México, SAB de CV, Class A, ordinary participation certificates	3,549,725	7,446
	Sumber Alfaria Trijaya Tbk PT	35,919,500	5,856
	ITC, Ltd.	941,047	4,809
	Tsingtao Brewery Co., Ltd., Class H	670,000	4,743
	Arca Continental, SAB de CV	415,749	4,241
	Carlsberg A/S, Class B	31,300	4,233
	JD Health International, Inc.[2]	652,650	2,198
			154,093

Health care 6.31%
	Jiangsu Hengrui Medicine Co., Ltd., Class A	5,102,869	29,831
	Rede D’Or Sao Luiz SA	5,296,467	27,698
	BeiGene, Ltd. (ADR)[2]	165,468	24,630
	BeiGene, Ltd.[2]	234,946	2,685

American Funds Developing World Growth and Income Fund	2

Common stocks (continued)		Shares	Value (000)
Health care (continued)
	Innovent Biologics, Inc.[2]	3,641,500	$16,485
	Max Healthcare Institute, Ltd.	1,269,445	11,463
	Hypera SA, ordinary nominative shares	1,074,992	5,558
	Legend Biotech Corp. (ADR)[2]	41,654	1,667
			120,017

Materials 4.32%
	Freeport-McMoRan, Inc.	455,306	24,008
	Barrick Gold Corp.	1,342,106	22,937
	Anhui Conch Cement Co., Ltd., Class H	4,001,000	9,898
	Glencore PLC	1,455,387	8,973
	Loma Negra Compania Industrial Argentina SA (ADR)	797,054	5,946
	Fresnillo PLC	573,307	4,554
	First Quantum Minerals, Ltd.	297,463	3,821
	Vale SA (ADR), ordinary nominative shares	170,875	2,059
	Alrosa PJSC[4]	9,682,504	— [3]
			82,196

Energy 3.25%
	TotalEnergies SE	579,914	42,341
	AKR Corporindo Tbk PT	125,106,900	12,324
	INPEX Corp.	464,500	7,168
	Gazprom PJSC[2,4]	4,615,160	— [3]
	Rosneft Oil Co. PJSC[4]	705,296	— [3]
			61,833

Real estate 1.99%
	Prologis Property Mexico, SA de CV, REIT	5,989,145	24,375
	Corp. Inmobiliaria Vesta, SAB de CV (ADR)	174,168	6,068
	Corp. Inmobiliaria Vesta, SAB de CV	1,493,922	5,197
	ALLOS SA, ordinary nominative shares	564,743	2,255
			37,895

Utilities 0.80%
	ENN Energy Holdings, Ltd.	1,073,645	9,896
	Power Grid Corporation of India, Ltd.	1,432,024	5,339
			15,235
	Total common stocks (cost: $1,638,449,000)		1,815,562
Preferred securities 0.22%
Information technology 0.15%
	Samsung Electronics Co., Ltd., nonvoting preferred shares	66,546	2,908

Materials 0.07%
	Gerdau SA, preferred nominative shares	404,763	1,396
	Total preferred securities (cost: $3,824,000)		4,304
Rights & warrants 0.05%
Consumer discretionary 0.05%
	Midea Group Co., Ltd., warrants, expire 3/19/2025[1,2]	103,800	928
	Total rights & warrants (cost: $883,000)		928

Bonds, notes & other debt instruments 0.24%		Principal amount (000)
Corporate bonds, notes & loans 0.24%
Energy 0.24%
	Borr IHC, Ltd. 10.00% 11/15/2028[1]	USD4,250	4,464
	Total bonds, notes & other debt instruments (cost: $4,394,000)		4,464

3	American Funds Developing World Growth and Income Fund

Short-term securities 4.03%	Shares	Value (000)
Money market investments 4.02%
Capital Group Central Cash Fund 5.36%[6,7]	764,602	$76,475

Money market investments purchased with collateral from securities on loan 0.01%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.23%[6,8]	101,549	102
Total short-term securities (cost: $76,562,000)		76,577
Total investment securities 100.00% (cost: $1,724,112,000)		1,901,835
Other assets less liabilities 0.00%		89
Net assets 100.00%		$1,901,924
Investments in affiliates7

	Value at 12/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 5/31/2024 (000)	Dividend or interest income (000)
Short-term securities 4.02%
Money market investments 4.02%
Capital Group Central Cash Fund 5.36% [6]	$43,033	$274,022	$240,608	$12	$16	$76,475	$1,590

[1]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $20,837,000, which represented
1.10% of the net assets of the fund.

[2]	Security did not produce income during the last 12 months.
[3]	Amount less than one thousand.
[4]	Value determined using significant unobservable inputs.
[5]
All or a portion of this security was on loan. The total value of all such securities was $2,107,000, which represented .11% of the net assets of the fund. Refer to
Note 5 for more information on securities lending.

[6]	Rate represents the seven-day yield at 5/31/2024.
[7]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[8]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviation(s)
ADR = American Depositary Receipts
GDR = Global Depositary Receipts
REIT = Real Estate Investment Trust
USD = U.S. dollars
Refer to the notes to financial statements.

American Funds Developing World Growth and Income Fund	4

Financial statements
Statement of assets and liabilities at May 31, 2024unaudited

(dollars in thousands)
Assets:
Investment securities, at value (includes $2,107 of investment securities on loan):
Unaffiliated issuers (cost: $1,647,652)	$1,825,360
Affiliated issuers (cost: $76,460)	76,475	$1,901,835
Cash		28
Cash denominated in currencies other than U.S. dollars (cost: $1,425)		1,420
Cash collateral received for securities on loan		11
Receivables for:
Sales of investments	80
Sales of fund’s shares	994
Dividends and interest	10,153
Securities lending income	— *	11,227
		1,914,521
Liabilities:
Collateral for securities on loan		113
Payables for:
Purchases of investments	334
Repurchases of fund’s shares	2,101
Investment advisory services	1,079
Services provided by related parties	301
Trustees’ deferred compensation	685
Non-U.S. taxes	7,736
Other	248	12,484
Net assets at May 31, 2024		$1,901,924
Net assets consist of:
Capital paid in on shares of beneficial interest		$2,103,805
Total distributable earnings (accumulated loss)		(201,881)
Net assets at May 31, 2024		$1,901,924
*
Amount less than one thousand.
Refer to the notes to financial statements.

5	American Funds Developing World Growth and Income Fund

Financial statements (continued)
Statement of assets and liabilities at May 31, 2024 (continued)unaudited

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (180,332 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$970,822	92,042	$10.55
Class C	24,007	2,303	10.42
Class T	11	1	10.54
Class F-1	21,874	2,072	10.56
Class F-2	393,116	37,244	10.56
Class F-3	383,582	36,363	10.55
Class 529-A	38,282	3,633	10.54
Class 529-C	1,366	131	10.41
Class 529-E	1,208	115	10.53
Class 529-T	12	1	10.54
Class 529-F-1	10	1	10.54
Class 529-F-2	9,416	892	10.55
Class 529-F-3	10	1	10.55
Class R-1	530	51	10.44
Class R-2	9,236	887	10.41
Class R-2E	378	36	10.48
Class R-3	10,907	1,037	10.52
Class R-4	5,824	553	10.54
Class R-5E	2,744	260	10.53
Class R-5	4,178	396	10.56
Class R-6	24,411	2,313	10.55

Refer to the notes to financial statements.

American Funds Developing World Growth and Income Fund	6

Financial statements (continued)
Statement of operations for the six months ended May 31, 2024unaudited

(dollars in thousands)
Investment income:
Income:
Dividends (net of non-U.S. taxes of $3,335; also includes $1,590 from affiliates)	$31,136
Interest from unaffiliated issuers	227
Securities lending income (net of fees)	7	$31,370
Fees and expenses*:
Investment advisory services	6,296
Distribution services	1,485
Transfer agent services	1,402
Administrative services	291
529 plan services	14
Reports to shareholders	91
Registration statement and prospectus	193
Trustees’ compensation	102
Auditing and legal	156
Custodian	361
Other	26	10,417
Net investment income		20,953
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $3,523):
Unaffiliated issuers	52,247
Affiliated issuers	12
Currency transactions	(585)	51,674
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $7,438):
Unaffiliated issuers	40,386
Affiliated issuers	16
Currency translations	2,166	42,568
Net realized gain (loss) and unrealized appreciation (depreciation)		94,242
Net increase (decrease) in net assets resulting from operations		$115,195
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

7	American Funds Developing World Growth and Income Fund

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Six months ended May 31,	Year ended November 30,
	2024*	2023

Operations:
Net investment income	$20,953	$41,150
Net realized gain (loss)	51,674	(8,673)
Net unrealized appreciation (depreciation)	42,568	85,101
Net increase (decrease) in net assets resulting from operations	115,195	117,578
Distributions paid to shareholders	(12,222)	(36,494)
Net capital share transactions	(144,678)	(190,111)
Total increase (decrease) in net assets	(41,705)	(109,027)
Net assets:
Beginning of period	1,943,629	2,052,656
End of period	$1,901,924	$1,943,629
*
Unaudited.
Refer to the notes to financial statements.

American Funds Developing World Growth and Income Fund	8

Notes to financial statementsunaudited
1. Organization

American Funds Developing World Growth and Income Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide long-term growth of capital while providing current income.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

9	American Funds Developing World Growth and Income Fund

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.

American Funds Developing World Growth and Income Fund	10

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of May 31, 2024 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$44,824	$442,952	— *	$487,776
Information technology	26,684	238,733	—	265,417
Communication services	44,033	203,375	—	247,408
Consumer discretionary	108,805	77,083	—	185,888
Industrials	43,380	114,424	—	157,804
Consumer staples	32,227	121,866	—	154,093
Health care	59,553	60,464	—	120,017
Materials	58,771	23,425	— *	82,196
Energy	—	61,833	— *	61,833
Real estate	37,895	—	—	37,895
Utilities	—	15,235	—	15,235
Preferred securities	1,396	2,908	—	4,304
Rights & warrants	—	928	—	928
Bonds, notes & other debt instruments	—	4,464	—	4,464
Short-term securities	76,577	—	—	76,577
Total	$534,145	$1,367,690	$— *	$1,901,835
*
Amount less than one thousand.

11	American Funds Developing World Growth and Income Fund

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

American Funds Developing World Growth and Income Fund	12

Exposure to country, region, industry or sector — Subject to its investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.
Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.
Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.
Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.
Investing in depositary receipts — Depositary receipts are securities that evidence ownership interests in, and represent the right to receive, a security or a pool of securities that have been deposited with a bank or trust depository. Such securities may be less liquid or may trade at a lower price than the underlying securities of the issuer. Additionally, receipt of corporate information about the underlying issuer and proxy disclosure may not be timely and there may not be a correlation between such information and the market value of the depositary receipts.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.
Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.
As of May 31, 2024, the total value of securities on loan was $2,107,000, and the total value of collateral received was $2,215,000. Collateral received includes cash of $113,000 and U.S. government securities of $2,102,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.

13	American Funds Developing World Growth and Income Fund

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended May 31, 2024, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; net capital losses; non-U.S. taxes on capital gains and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.
The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of November 30, 2023, the components of distributable earnings on a tax basis were as follows (dollars in thousands):
Undistributed ordinary income	$6,404
Capital loss carryforward*	(436,374)
*
The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.
As of May 31, 2024, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Gross unrealized appreciation on investments	$396,775
Gross unrealized depreciation on investments	(222,755)
Net unrealized appreciation (depreciation) on investments	174,020
Cost of investments	1,727,815

American Funds Developing World Growth and Income Fund	14

Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):
	Six months ended May 31,	Year ended November 30,
Share class	2024	2023
Class A	$5,461	$16,945
Class C	88	332
Class T	— †	— †
Class F-1	144	496
Class F-2	2,914	8,271
Class F-3	2,982	8,632
Class 529-A	207	628
Class 529-C	4	16
Class 529-E	6	19
Class 529-T	— †	— †
Class 529-F-1	— †	— †
Class 529-F-2	63	169
Class 529-F-3	— †	— †
Class R-1	2	8
Class R-2	32	100
Class R-2E	1	6
Class R-3	48	154
Class R-4	35	99
Class R-5E	16	40
Class R-5	34	94
Class R-6	185	485
Total	$12,222	$36,494
†
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.649% on the first $15 billion of daily net assets and decreasing to 0.615% on such assets in excess of $15 billion. For the six months ended May 31, 2024, the investment advisory services fees were $6,296,000, which were equivalent to an annualized rate of 0.649% of average daily net assets.
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

15	American Funds Developing World Growth and Income Fund

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of May 31, 2024, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Virginia529 is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended May 31, 2024, the 529 plan services fees were $14,000, which were equivalent to 0.057% of the average daily net assets of each 529 share class.
For the six months ended May 31, 2024, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$1,201	$1,051	$149	Not applicable
Class C	131	28	4	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	29	17	4	Not applicable
Class F-2	Not applicable	223	60	Not applicable
Class F-3	Not applicable	10	58	Not applicable
Class 529-A	41	38	6	$11
Class 529-C	7	1	— *	— *
Class 529-E	3	1	— *	— *
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	3	1	3
Class 529-F-3	Not applicable	— *	— *	— *
Class R-1	3	— *	— *	Not applicable
Class R-2	34	15	1	Not applicable
Class R-2E	1	— *	— *	Not applicable
Class R-3	28	8	2	Not applicable
Class R-4	7	3	1	Not applicable
Class R-5E	Not applicable	2	— *	Not applicable
Class R-5	Not applicable	1	1	Not applicable
Class R-6	Not applicable	1	4	Not applicable

Total class-specific expenses	$1,485	$1,402	$291	$14
*
Amount less than one thousand.

American Funds Developing World Growth and Income Fund	16

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $102,000 in the fund’s statement of operations reflects $4,000 in current fees (either paid in cash or deferred) and a net increase of $98,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended May 31, 2024, the fund engaged in such purchase and sale transactions with related funds in the amounts of $3,526,000 and $10,901,000, respectively, which generated $1,218,000 of net realized losses from such sales.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended May 31, 2024.
8. Committed line of credit

The fund participates with other funds managed by CRMC (or funds managed by certain affiliates of CRMC) in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to support shareholder redemptions. The fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in the fund’s statement of operations. The fund did not borrow on this line of credit at any time during the six months ended May 31, 2024.
9. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

17	American Funds Developing World Growth and Income Fund

10. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended May 31, 2024
Class A	$28,011	2,713	$5,420	531	$(110,935)	(10,731)	$(77,504)	(7,487)
Class C	961	93	87	9	(6,234)	(608)	(5,186)	(506)
Class T	—	—	—	—	—	—	—	—
Class F-1	2,307	222	142	14	(7,001)	(678)	(4,552)	(442)
Class F-2	30,902	2,997	2,866	279	(62,372)	(6,027)	(28,604)	(2,751)
Class F-3	29,534	2,871	2,976	290	(58,111)	(5,625)	(25,601)	(2,464)
Class 529-A	1,837	178	207	20	(3,686)	(357)	(1,642)	(159)
Class 529-C	177	17	4	— †	(308)	(30)	(127)	(13)
Class 529-E	69	7	6	1	(212)	(21)	(137)	(13)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	1,293	123	63	6	(1,170)	(114)	186	15
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	11	1	2	— †	(155)	(15)	(142)	(14)
Class R-2	836	81	32	3	(888)	(86)	(20)	(2)
Class R-2E	27	3	1	— †	(7)	(1)	21	2
Class R-3	1,528	148	48	5	(2,110)	(205)	(534)	(52)
Class R-4	641	62	35	4	(767)	(74)	(91)	(8)
Class R-5E	624	61	16	1	(196)	(19)	444	43
Class R-5	225	22	34	4	(849)	(83)	(590)	(57)
Class R-6	2,058	197	185	18	(2,842)	(275)	(599)	(60)
Total net increase (decrease)	$101,041	9,796	$12,124	1,185	$(257,843)	(24,949)	$(144,678)	(13,968)

Year ended November 30, 2023
Class A	$79,054	7,973	$16,819	1,721	$(193,863)	(19,656)	$(97,990)	(9,962)
Class C	3,645	371	330	34	(16,458)	(1,684)	(12,483)	(1,279)
Class T	—	—	—	—	—	—	—	—
Class F-1	6,706	675	494	50	(13,424)	(1,353)	(6,224)	(628)
Class F-2	71,730	7,242	8,143	834	(108,082)	(10,983)	(28,209)	(2,907)
Class F-3	60,159	6,133	8,619	884	(113,844)	(11,559)	(45,066)	(4,542)
Class 529-A	4,675	472	628	64	(6,707)	(676)	(1,404)	(140)
Class 529-C	412	42	16	2	(959)	(98)	(531)	(54)
Class 529-E	98	10	19	2	(198)	(20)	(81)	(8)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	1,749	174	169	17	(1,445)	(147)	473	44
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	87	9	8	1	(176)	(18)	(81)	(8)
Class R-2	1,920	198	100	10	(2,051)	(208)	(31)	— †
Class R-2E	58	6	5	1	(173)	(18)	(110)	(11)
Class R-3	1,917	194	153	16	(1,921)	(196)	149	14
Class R-4	640	64	99	10	(1,067)	(107)	(328)	(33)
Class R-5E	759	77	40	4	(454)	(46)	345	35
Class R-5	363	37	93	9	(797)	(79)	(341)	(33)
Class R-6	8,042	801	481	50	(6,722)	(682)	1,801	169
Total net increase (decrease)	$242,014	24,478	$36,216	3,709	$(468,341)	(47,530)	$(190,111)	(19,343)
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
11. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $486,517,000 and $653,090,000, respectively, during the six months ended May 31, 2024.

American Funds Developing World Growth and Income Fund	18

Financial highlights

		Income (loss) from investment operations[1]
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
5/31/2024[5,6]	$10.00	$.10	$.51	$.61	$(.06 )	$10.55	6.07%[7]	$971	1.23%[8]	1.23%[8]	2.01%[8]
11/30/2023	9.61	.18	.37	.55	(.16 )	10.00	5.78	996	1.21	1.21	1.86
11/30/2022	12.48	.13	(2.89)	(2.76)	(.11 )	9.61	(22.21)	1,052	1.23	1.23	1.30
11/30/2021	11.86	.12	.61	.73	(.11 )	12.48	6.15	1,474	1.26	1.26	.89
11/30/2020	10.67	.12	1.18	1.30	(.11 )	11.86	12.26	1,398	1.27	1.27	1.12
11/30/2019	9.70	.20	.98	1.18	(.21 )	10.67	12.24	1,442	1.29	1.29	1.92
Class C:
5/31/2024[5,6]	9.90	.06	.49	.55	(.03 )	10.42	5.58 [7]	24	1.99 [8]	1.99 [8]	1.19 [8]
11/30/2023	9.52	.11	.37	.48	(.10 )	9.90	5.04	28	1.96	1.96	1.09
11/30/2022	12.38	.05	(2.88)	(2.83)	(.03 )	9.52	(22.88)	39	2.00	2.00	.50
11/30/2021	11.78	.02	.61	.63	(.03 )	12.38	5.36	80	1.99	1.99	.16
11/30/2020	10.61	.04	1.17	1.21	(.04 )	11.78	11.48	86	2.02	2.02	.37
11/30/2019	9.66	.12	.97	1.09	(.14 )	10.61	11.31	96	2.06	2.06	1.14
Class T:
5/31/2024[5,6]	10.00	.12	.49	.61	(.07 )	10.54	6.10 [7,9]	— [10]	.98 [8,9]	.98 [8,9]	2.27 [8,9]
11/30/2023	9.60	.21	.38	.59	(.19 )	10.00	6.20 [9]	— [10]	.93 [9]	.93 [9]	2.13 [9]
11/30/2022	12.48	.16	(2.91)	(2.75)	(.13 )	9.60	(22.08)[9]	— [10]	.97 [9]	.97 [9]	1.57 [9]
11/30/2021	11.86	.15	.61	.76	(.14 )	12.48	6.40 [9]	— [10]	1.01 [9]	1.01 [9]	1.12 [9]
11/30/2020	10.67	.14	1.18	1.32	(.13 )	11.86	12.57 [9]	— [10]	1.01 [9]	1.01 [9]	1.38 [9]
11/30/2019	9.70	.22	.98	1.20	(.23 )	10.67	12.52 [9]	— [10]	1.05 [9]	1.05 [9]	2.17 [9]
Class F-1:
5/31/2024[5,6]	10.01	.11	.50	.61	(.06 )	10.56	6.10 [7]	22	1.16 [8]	1.16 [8]	2.04 [8]
11/30/2023	9.62	.19	.37	.56	(.17 )	10.01	5.85	25	1.14	1.14	1.93
11/30/2022	12.49	.14	(2.90)	(2.76)	(.11 )	9.62	(22.18)	30	1.19	1.19	1.33
11/30/2021	11.87	.12	.62	.74	(.12 )	12.49	6.17	49	1.23	1.23	.92
11/30/2020	10.68	.12	1.18	1.30	(.11 )	11.87	12.29	57	1.22	1.22	1.17
11/30/2019	9.71	.20	.98	1.18	(.21 )	10.68	12.25	67	1.26	1.26	1.96
Class F-2:
5/31/2024[5,6]	10.01	.12	.50	.62	(.07 )	10.56	6.25 [7]	393	.89 [8]	.89 [8]	2.35 [8]
11/30/2023	9.62	.22	.37	.59	(.20 )	10.01	6.15	400.86		.86	2.21
11/30/2022	12.49	.16	(2.89)	(2.73)	(.14 )	9.62	(21.94)	413.92		.92	1.63
11/30/2021	11.87	.16	.61	.77	(.15 )	12.49	6.46	641.95		.95	1.19
11/30/2020	10.68	.15	1.18	1.33	(.14 )	11.87	12.62	588.95		.95	1.43
11/30/2019	9.71	.22	.98	1.20	(.23 )	10.68	12.55	593	1.00	1.00	2.17
Class F-3:
5/31/2024[5,6]	10.00	.13	.50	.63	(.08 )	10.55	6.31 [7]	384	.78 [8]	.78 [8]	2.46 [8]
11/30/2023	9.61	.23	.37	.60	(.21 )	10.00	6.28	388.76		.76	2.32
11/30/2022	12.49	.18	(2.91)	(2.73)	(.15 )	9.61	(21.93)	417.81		.81	1.74
11/30/2021	11.87	.17	.61	.78	(.16 )	12.49	6.57	607.85		.85	1.29
11/30/2020	10.67	.16	1.19	1.35	(.15 )	11.87	12.85	556.87		.86	1.53
11/30/2019	9.71	.24	.97	1.21	(.25 )	10.67	12.57	546.90		.89	2.35
Class 529-A:
5/31/2024[5,6]	9.99	.10	.50	.60	(.05 )	10.54	6.07 [7]	38	1.24 [8]	1.24 [8]	2.00 [8]
11/30/2023	9.60	.18	.37	.55	(.16 )	9.99	5.78	38	1.23	1.23	1.85
11/30/2022	12.48	.13	(2.90)	(2.77)	(.11 )	9.60	(22.30)	38	1.26	1.26	1.29
11/30/2021	11.86	.11	.62	.73	(.11 )	12.48	6.11	49	1.28	1.28	.86
11/30/2020	10.66	.11	1.19	1.30	(.10 )	11.86	12.34	43	1.29	1.29	1.09
11/30/2019	9.70	.19	.97	1.16	(.20 )	10.66	12.10	40	1.32	1.32	1.89
Refer to the end of the table for footnotes.

19	American Funds Developing World Growth and Income Fund

Financial highlights (continued)
		Income (loss) from investment operations[1]
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
5/31/2024[5,6]	$9.89	$.06	$.49	$.55	$(.03 )	$10.41	5.58%[7]	$1	2.03%[8]	2.03%[8]	1.19%[8]
11/30/2023	9.51	.10	.38	.48	(.10 )	9.89	5.02	1	2.01	2.01	1.05
11/30/2022	12.36	.05	(2.87)	(2.82)	(.03 )	9.51	(22.91)	2	2.04	2.04	.47
11/30/2021	11.77	.01	.61	.62	(.03 )	12.36	5.32	3	2.04	2.04	.11
11/30/2020	10.60	.04	1.17	1.21	(.04 )	11.77	11.43	4	2.07	2.07	.41
11/30/2019	9.65	.11	.97	1.08	(.13 )	10.60	11.29	5	2.10	2.10	1.11
Class 529-E:
5/31/2024[5,6]	9.99	.09	.50	.59	(.05 )	10.53	5.89 [7]	1	1.40 [8]	1.40 [8]	1.83 [8]
11/30/2023	9.60	.17	.37	.54	(.15 )	9.99	5.62	1	1.38	1.38	1.68
11/30/2022	12.47	.11	(2.89)	(2.78)	(.09 )	9.60	(22.38)	1	1.41	1.41	1.12
11/30/2021	11.85	.09	.62	.71	(.09 )	12.47	5.98	2	1.44	1.44	.70
11/30/2020	10.65	.10	1.19	1.29	(.09 )	11.85	12.18	1	1.44	1.44	.96
11/30/2019	9.69	.18	.97	1.15	(.19 )	10.65	11.93	1	1.48	1.48	1.73
Class 529-T:
5/31/2024[5,6]	10.00	.12	.49	.61	(.07 )	10.54	6.08 [7,9]	— [10]	1.03 [8,9]	1.03 [8,9]	2.22 [8,9]
11/30/2023	9.60	.20	.38	.58	(.18 )	10.00	6.14 [9]	— [10]	.99 [9]	.99 [9]	2.07 [9]
11/30/2022	12.48	.15	(2.90)	(2.75)	(.13 )	9.60	(22.12)[9]	— [10]	1.03 [9]	1.03 [9]	1.51 [9]
11/30/2021	11.86	.14	.62	.76	(.14 )	12.48	6.36 [9]	— [10]	1.05 [9]	1.05 [9]	1.09 [9]
11/30/2020	10.67	.14	1.18	1.32	(.13 )	11.86	12.51 [9]	— [10]	1.06 [9]	1.06 [9]	1.33 [9]
11/30/2019	9.70	.22	.98	1.20	(.23 )	10.67	12.47 [9]	— [10]	1.09 [9]	1.09 [9]	2.11 [9]
Class 529-F-1:
5/31/2024[5,6]	10.00	.12	.49	.61	(.07 )	10.54	6.11 [7,9]	— [10]	.98 [8,9]	.98 [8,9]	2.28 [8,9]
11/30/2023	9.60	.21	.38	.59	(.19 )	10.00	6.18 [9]	— [10]	.95 [9]	.95 [9]	2.11 [9]
11/30/2022	12.48	.16	(2.91)	(2.75)	(.13 )	9.60	(22.10)[9]	— [10]	.99 [9]	.99 [9]	1.55 [9]
11/30/2021	11.86	.14	.62	.76	(.14 )	12.48	6.39 [9]	— [10]	1.03 [9]	1.03 [9]	1.10 [9]
11/30/2020	10.67	.15	1.17	1.32	(.13 )	11.86	12.50 [9]	— [10]	1.07 [9]	1.07 [9]	1.48 [9]
11/30/2019	9.70	.21	.98	1.19	(.22 )	10.67	12.44	6	1.11	1.11	2.04
Class 529-F-2:
5/31/2024[5,6]	10.01	.12	.49	.61	(.07 )	10.55	6.14 [7]	10	.90 [8]	.90 [8]	2.35 [8]
11/30/2023	9.61	.22	.38	.60	(.20 )	10.01	6.26	9.87		.87	2.20
11/30/2022	12.49	.17	(2.91)	(2.74)	(.14 )	9.61	(22.02)	8.91		.91	1.66
11/30/2021	11.87	.15	.62	.77	(.15 )	12.49	6.44	9.97		.97	1.16
11/30/2020[5,11]	10.62	— [12]	1.25	1.25	—	11.87	11.77 [7]	7	.09 [7]	.09 [7]	(.02 )[7]
Class 529-F-3:
5/31/2024[5,6]	10.01	.12	.50	.62	(.08 )	10.55	6.17 [7]	— [10]	.85 [8]	.85 [8]	2.41 [8]
11/30/2023	9.61	.22	.38	.60	(.20 )	10.01	6.31	— [10]	.83	.83	2.23
11/30/2022	12.49	.17	(2.91)	(2.74)	(.14 )	9.61	(21.98)	— [10]	.86	.86	1.68
11/30/2021	11.87	.16	.62	.78	(.16 )	12.49	6.52	— [10]	.94	.91	1.23
11/30/2020[5,11]	10.62	— [12]	1.25	1.25	—	11.87	11.77 [7]	— [10]	.09 [7]	.08 [7]	(.01 )[7]
Class R-1:
5/31/2024[5,6]	9.92	.07	.49	.56	(.04 )	10.44	5.62 [7]	1	1.88 [8]	1.88 [8]	1.31 [8]
11/30/2023	9.54	.12	.37	.49	(.11 )	9.92	5.16	1	1.85	1.85	1.21
11/30/2022	12.40	.07	(2.89)	(2.82)	(.04 )	9.54	(22.75)	1	1.89	1.89	.66
11/30/2021	11.79	.03	.62	.65	(.04 )	12.40	5.49	1	1.93	1.93	.23
11/30/2020	10.62	.04	1.18	1.22	(.05 )	11.79	11.50	1	1.98	1.98	.40
11/30/2019	9.67	.12	.97	1.09	(.14 )	10.62	11.36	1	2.01	2.01	1.22
Refer to the end of the table for footnotes.

American Funds Developing World Growth and Income Fund	20

Financial highlights (continued)
		Income (loss) from investment operations[1]
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
5/31/2024[5,6]	$9.88	$.07	$.50	$.57	$(.04 )	$10.41	5.74%[7]	$9	1.85%[8]	1.85%[8]	1.41%[8]
11/30/2023	9.51	.12	.36	.48	(.11 )	9.88	5.10	9	1.84	1.84	1.24
11/30/2022	12.36	.06	(2.87)	(2.81)	(.04 )	9.51	(22.74)	8	1.92	1.92	.62
11/30/2021	11.76	.03	.61	.64	(.04 )	12.36	5.44	13	1.94	1.94	.21
11/30/2020	10.59	.05	1.17	1.22	(.05 )	11.76	11.58	13	1.94	1.94	.46
11/30/2019	9.64	.13	.96	1.09	(.14 )	10.59	11.43	13	1.97	1.97	1.24
Class R-2E:
5/31/2024[5,6]	9.95	.09	.48	.57	(.04 )	10.48	5.77 [7]	— [10]	1.56 [8]	1.56 [8]	1.70 [8]
11/30/2023	9.56	.15	.37	.52	(.13 )	9.95	5.50	— [10]	1.55	1.55	1.53
11/30/2022	12.42	.10	(2.89)	(2.79)	(.07 )	9.56	(22.54)	— [10]	1.62	1.62	.95
11/30/2021	11.81	.06	.62	.68	(.07 )	12.42	5.74	1	1.64	1.64	.46
11/30/2020	10.63	.08	1.17	1.25	(.07 )	11.81	11.86	1	1.68	1.68	.74
11/30/2019	9.67	.15	.97	1.12	(.16 )	10.63	11.72	1	1.71	1.71	1.43
Class R-3:
5/31/2024[5,6]	9.98	.09	.50	.59	(.05 )	10.52	5.89 [7]	11	1.42 [8]	1.42 [8]	1.83 [8]
11/30/2023	9.59	.16	.37	.53	(.14 )	9.98	5.61	11	1.40	1.40	1.67
11/30/2022	12.45	.11	(2.89)	(2.78)	(.08 )	9.59	(22.38)	10	1.46	1.46	1.07
11/30/2021	11.84	.08	.61	.69	(.08 )	12.45	5.83	13	1.49	1.49	.65
11/30/2020	10.64	.09	1.19	1.28	(.08 )	11.84	12.15	14	1.50	1.50	.89
11/30/2019	9.68	.17	.97	1.14	(.18 )	10.64	11.89	13	1.53	1.53	1.67
Class R-4:
5/31/2024[5,6]	10.00	.11	.49	.60	(.06 )	10.54	6.04 [7]	6	1.12 [8]	1.12 [8]	2.14 [8]
11/30/2023	9.60	.19	.38	.57	(.17 )	10.00	6.02	6	1.10	1.10	1.97
11/30/2022	12.48	.14	(2.91)	(2.77)	(.11 )	9.60	(22.23)	6	1.16	1.16	1.39
11/30/2021	11.86	.12	.62	.74	(.12 )	12.48	6.22	8	1.19	1.19	.94
11/30/2020	10.66	.12	1.19	1.31	(.11 )	11.86	12.43	7	1.20	1.20	1.17
11/30/2019	9.70	.20	.97	1.17	(.21 )	10.66	12.19	8	1.24	1.24	1.95
Class R-5E:
5/31/2024[5,6]	9.99	.12	.49	.61	(.07 )	10.53	6.14 [7]	3	.93 [8]	.93 [8]	2.38 [8]
11/30/2023	9.59	.21	.38	.59	(.19 )	9.99	6.23	2.91		.91	2.16
11/30/2022	12.47	.16	(2.91)	(2.75)	(.13 )	9.59	(22.09)	2.97		.97	1.60
11/30/2021	11.85	.15	.62	.77	(.15 )	12.47	6.43	2	1.00	1.00	1.14
11/30/2020	10.65	.14	1.19	1.33	(.13 )	11.85	12.69	1	1.00	1.00	1.36
11/30/2019	9.69	.21	.98	1.19	(.23 )	10.65	12.42	1	1.04	1.04	2.02
Class R-5:
5/31/2024[5,6]	10.01	.12	.51	.63	(.08 )	10.56	6.28 [7]	4	.83 [8]	.83 [8]	2.40 [8]
11/30/2023	9.62	.22	.37	.59	(.20 )	10.01	6.22	5.81		.81	2.27
11/30/2022	12.50	.17	(2.90)	(2.73)	(.15 )	9.62	(21.95)	5.86		.86	1.70
11/30/2021	11.87	.16	.63	.79	(.16 )	12.50	6.60	6.90		.90	1.26
11/30/2020	10.68	.16	1.17	1.33	(.14 )	11.87	12.69	5.90		.90	1.49
11/30/2019	9.72	.23	.97	1.20	(.24 )	10.68	12.51	6.93		.93	2.25
Class R-6:
5/31/2024[5,6]	10.01	.13	.49	.62	(.08 )	10.55	6.20 [7]	24	.78 [8]	.78 [8]	2.46 [8]
11/30/2023	9.62	.23	.37	.60	(.21 )	10.01	6.27	24.76		.76	2.29
11/30/2022	12.49	.18	(2.90)	(2.72)	(.15 )	9.62	(21.85)	21.81		.81	1.75
11/30/2021	11.87	.17	.61	.78	(.16 )	12.49	6.57	26.85		.85	1.31
11/30/2020	10.68	.16	1.18	1.34	(.15 )	11.87	12.75	22.85		.85	1.52
11/30/2019	9.71	.23	.99	1.22	(.25 )	10.68	12.69	34.88		.88	2.24
Refer to the end of the table for footnotes.

21	American Funds Developing World Growth and Income Fund

Financial highlights (continued)

	Six months ended May 31, 2024[5,6,7]	Year ended November 30,
		2023	2022	2021	2020	2019
Portfolio turnover rate for all share classes[13]	26%	37%	45%	32%	36%	40%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]
This column reflects the impact, if any, of certain waivers/reimbursements from AFS and/or CRMC. During some of the years shown, AFS waived a portion of transfer agent services fees for Class F-3 shares. In addition, during some of the years shown, CRMC reimbursed a portion of transfer agent services fees for
Class 529-F-3 shares.

[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[10]	Amount less than $1 million.
[11]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[12]	Amount less than $.01.
[13]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
Refer to the notes to financial statements.

American Funds Developing World Growth and Income Fund	22

Changes in and disagreements with accountants

Not applicable
Matters submitted for shareholder vote

Not applicable
Remuneration paid to directors, officers and others

Refer to information in the financial statements.

23	American Funds Developing World Growth and Income Fund

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through January 31, 2025. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included) and data such as relevant market and fund indexes over various periods (including the fund’s lifetime) through June 30, 2023. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

American Funds Developing World Growth and Income Fund	24

4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

25	American Funds Developing World Growth and Income Fund

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable, insofar as the Registrant did not have any changes in or disagreements with accountants.

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

Not applicable, insofar as the Registrant did not have any proxy disclosures.

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the material filed under Item 7 of this Form.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

Not applicable.

ITEM 19 - Exhibits

(a)(1) Not applicable for filing of semi-annual reports to shareholders.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Funds Developing World Growth and Income Fund

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: July 31, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: July 31, 2024

By   /s/ Hong T. Le

Hong T. Le, Treasurer and

Principal Financial Officer

Date: July 31, 2024